ENVIRONMENTAL BONDS AND ASSET RETIREMENT OBLIGATIONS - ARO (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in other provisions [abstract]
Asset retirement obligation, beginning balance	$ 2,026,975
Asset retirement obligation, ending balance	2,416,158	$ 2,026,975
Asset Retirement Obligation, Undiscounted Amount	2,427,892	2,369,440
Asset retirement obligation
Reconciliation of changes in other provisions [abstract]
Asset retirement obligation, beginning balance	2,026,975	1,895,472
Accretion	97,176	82,178
Change in estimates	349,848	(75,608)
Foreign exchange movement	(57,841)	124,933
Asset retirement obligation, ending balance	$ 2,416,158	$ 2,026,975
Asset retirement obligation | Australia
Reconciliation of changes in other provisions [abstract]
Inflation rate	5.10%	1.80%
Discount rate	4.52%	4.41%
Asset retirement obligation | Minimum | United States
Reconciliation of changes in other provisions [abstract]
Inflation rate	2.90%	2.70%
Discount rate	3.93%	4.20%
Asset retirement obligation | Maximum | United States
Reconciliation of changes in other provisions [abstract]
Inflation rate	3.40%	3.40%
Discount rate	4.20%	4.58%